Risk Management - Probability weights applied to the scenarios of the forecasts of macroeconomic variables (Details)	12 Months Ended
Dec. 31, 2021
Basic scenario
Disclosure of sensitivity analysis for expected credit loss provisions [Line Items]
Woori Bank's probability weights for multiple economic scenario	55.59%
Upside scenario
Disclosure of sensitivity analysis for expected credit loss provisions [Line Items]
Woori Bank's probability weights for multiple economic scenario	13.37%
Downside scenario
Disclosure of sensitivity analysis for expected credit loss provisions [Line Items]
Woori Bank's probability weights for multiple economic scenario	31.04%